STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0%
Aerospace & Defense - 1.3%
HEICO Corp., Gtd. Notes	5.35	8/1/2033	1,676,000		1,669,560
Rolls-Royce PLC, Gtd. Notes	5.75	10/15/2027	2,360,000	[a]	2,328,023
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000		6,358,397
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		6,620,287
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	791,000		796,379
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	579,000	[a]	581,451
				18,354,097
Agriculture - .5%
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	247,000		241,121
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030	1,546,000		1,546,000
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	556,000		556,000
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000		1,811,712
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	3,470,000		2,865,791
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	544,000		556,887
				7,577,511
Airlines - 1.7%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	1,760,000	[a]	1,634,865
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,096,501	[a]	1,069,264
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	142,000		130,601
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	210,064		189,294
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,889,754		1,650,665
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.50	4/20/2026	2,205,500	[a]	2,174,595
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	1,070,865
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	550,350	[a]	505,236
Delta Air Lines, Inc./Skymiles IP Ltd., Sr. Scd. Notes	4.50	10/20/2025	539,009	[a]	528,480
Delta Air Lines, Inc./Skymiles IP Ltd., Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	1,946,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Airlines - 1.7% (continued)
JetBlue Pass Through Trust, Ser. 2020-1, Cl. 1A	4.00	11/15/2032	6,650,276		6,098,661
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	100,050		94,231
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	892,598		820,045
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,223,085		1,866,724
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,308,309		1,303,459
United Airlines Pass Through Trust, Ser. 2023-1, CI. A	5.80	1/15/2036	1,934,000		1,973,578
United Airlines, Inc., Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	401,892
United Airlines, Inc., Sr. Scd. Notes	4.63	4/15/2029	2,193,000	[a]	1,986,333
				25,444,846
Asset-Backed Certificates - 3.5%
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2	5.30	6/21/2028	465,105	[a]	461,142
Blackbird Capital Aircraft, Ser. 2021-1A, Cl. A	2.44	7/15/2046	4,176,675	[a]	3,610,027
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,240,905	[a]	2,922,145
DataBank Issuer, Ser. 2021-2A, CI. A2	2.40	10/25/2051	4,198,000	[a]	3,637,364
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,297,555	[a]	3,757,647
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,444,710	[a]	2,920,431
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	4,035,000	[a]	3,540,587
InStar Leasing III LLC, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,485,031	[a]	1,248,039
Marlette Funding Trust, Ser. 2022-3A, Cl. A	5.18	11/15/2032	382,069	[a]	379,973
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[a]	6,524,678
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, (1 Month LIBOR +3.00%)	8.41	3/25/2026	3,714,000	[a,b]	3,594,944
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	1,707,411	[a]	1,614,759
Slam Ltd., Ser. 2021-1A, Cl. A	2.43	6/15/2046	8,061,306	[a]	7,048,094
TIF Funding II LLC, Ser. 2021-1A, Cl. A	1.65	2/20/2046	2,976,286	[a]	2,484,924
Vantage Data Centers Issuer LLC, Ser. 2021-1A, CI. A2	2.17	10/15/2046	3,750,000	[a]	3,301,381

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Asset-Backed Certificates - 3.5% (continued)
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	746,120	[a]	637,940
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,233,051	[a]	3,379,943
				51,064,018
Asset-Backed Certificates/Auto Receivables - .3%
AmeriCredit Automobile Receivables Trust, Ser. 2022-1, CI. A2	2.05	1/20/2026	314,707		313,380
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A	2.33	8/20/2026	1,575,000	[a]	1,473,541
Santander Drive Auto Receivables Trust, Ser. 2022-5, CI. A3	4.11	8/17/2026	1,171,000		1,161,220
SFS Auto Receivables Securitization Trust, Ser.2023-1A, CI. A2A	5.89	3/22/2027	1,555,000	[a]	1,554,721
				4,502,862
Asset-Backed Certificates/Student Loans - .4%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	2,335,877	[a]	2,094,428
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	93,561	[a]	92,308
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	634,607	[a]	550,581
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	552,938
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	65,097	[a]	62,451
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, (1 Month TSFR +0.86%)	6.09	10/15/2035	44,654	[a,b]	44,245
SoFi Professional Loan Program LLC, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,066,064
				5,463,015
Automobiles & Components - 2.0%
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	2.30	2/10/2025	8,740,000		8,203,146
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	3.37	11/17/2023	2,535,000		2,511,881
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		2,841,587
General Motors Co., Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,459,750
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		6,253,019
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		3,788,388
Mercedes-Benz Finance North America LLC, Gtd. Notes	5.05	8/3/2033	1,640,000		1,632,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Automobiles & Components - 2.0% (continued)
Stellantis Finance US, Inc., Gtd. Notes	2.69	9/15/2031	1,551,000	[a]	1,240,683
				28,931,205
Banks - 8.2%
ABN AMRO Bank NV, Sub. Notes	4.75	7/28/2025	635,000	[a]	617,344
ABN AMRO Bank NV, Sub. Notes	4.80	4/18/2026	800,000	[a]	771,066
AIB Group PLC, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,477,067
Banco Santander SA, Sr. Unscd. Notes	5.59	8/8/2028	4,400,000		4,400,000
Bank of America Corp., Sr. Unscd. Notes	3.37	1/23/2026	588,000		567,121
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,181,234
Bank of America Corp., Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,570,397
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	230,000		215,942
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		4,886,670
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,133,225
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	3,742,000		3,714,910
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[c]	3,549,363
Citigroup, Inc., Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,602,461
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		2,508,997
Citigroup, Inc., Sub. Notes	4.60	3/9/2026	181,000		176,701
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	830,000		714,549
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	174,000		161,861
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	2.25	4/28/2025	580,000		537,205
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	6.06	10/24/2025	2,490,000		2,411,715
Deutsche Bank AG, Sr. Unscd. Notes	6.72	1/18/2029	1,596,000		1,626,443
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	2,031,000		1,957,138
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,161,815
HSBC Capital Funding Dollar 1 LP, Gtd. Notes	10.18	6/30/2030	325,000	[a,c]	403,649
HSBC Holdings PLC, Jr. Sub. Notes	4.60	12/17/2030	5,303,000	[c]	4,244,768
ING Groep NV, Sr. Unscd. Notes	3.87	3/28/2026	5,462,000		5,275,510
JPMorgan Chase & Co, Sub. Notes	5.72	9/14/2033	6,225,000		6,323,316
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH	4.60	2/1/2025	663,000	[c]	628,193
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000		8,549,291

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Banks - 8.2% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,579,587
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000		3,665,813
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,287,974
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		6,545,354
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,417,191
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000		879,701
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	9,150,000		7,509,615
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.50	11/16/2026	182,000		171,754
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000		659,701
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,122,558
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000		1,753,012
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month TSFR +1.86%)	7.06	11/29/2023	1,125,000	[b]	1,129,098
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month TSFR +2.01%)	7.38	10/28/2027	250,000	[b]	254,410
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.53	7/17/2026	4,708,000		4,730,654
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	804,000		811,529
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000		1,181,778
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,751,753
UBS Group AG, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	596,846
UBS Group AG, Sr. Unscd. Notes	6.54	8/12/2033	914,000	[a]	954,721
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	5,274,000	[c]	4,745,677
Wells Fargo & Co., Sr. Unscd. Notes	5.57	7/25/2029	3,779,000		3,800,451
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	4,651,000		3,587,133
				119,504,261
Beverage Products - .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	1,385,000		1,344,034
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.00	4/13/2028	605,000		584,147
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.50	6/1/2050	2,785,000		2,546,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Beverage Products - .4% (continued)
Constellation Brands, Inc., Sr. Unscd. Notes	5.00	2/2/2026	1,719,000		1,701,520
				6,175,842
Building Materials - .2%
Cemex SAB de CV, Sr. Sub. Notes	9.13	3/14/2028	964,000	[a,c]	1,003,808
Masonite International Corp., Gtd. Notes	3.50	2/15/2030	368,000	[a]	310,362
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes	6.00	11/1/2028	2,160,000	[a]	2,061,225
				3,375,395
Chemicals - 1.0%
Alpek SAB de CV, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	1,914,375
Braskem Idesa SAPI, Sr. Scd. Notes	6.99	2/20/2032	3,785,000	[a]	2,443,903
Braskem Idesa SAPI, Sr. Scd. Notes	7.45	11/15/2029	2,257,000	[a,d]	1,552,484
Braskem Netherlands Finance BV, Gtd. Notes	4.50	1/31/2030	2,718,000	[a]	2,324,190
Braskem Netherlands Finance BV, Gtd. Notes	5.88	1/31/2050	364,000	[a]	290,075
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	5,201,000		5,242,914
Orbia Advance Corp. Sab De CV, Gtd. Notes	2.88	5/11/2031	1,085,000	[a]	863,198
SABIC Capital II BV, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	742,212
				15,373,351
Collateralized Loan Obligations Debt - 4.4%
Antares Ltd. CLO, Ser. 2017-1A, Cl. BR, (3 Month TSFR +2.26%)	7.59	4/20/2033	275,000	[a,b]	262,870
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1, (3 Month TSFR +1.30%)	6.63	4/21/2035	5,000,000	[a,b]	4,969,000
Cerberus Loan Funding XXVII LP CLO, Ser. 2019-2A, Cl. A1, (3 Month TSFR +2.06%)	7.37	1/15/2032	5,000,000	[a,b]	4,958,915
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR +1.81%)	7.12	10/15/2033	1,800,000	[a,b]	1,755,877
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. C1, (3 Month LIBOR +3.25%)	8.58	5/5/2032	6,030,000	[a,b]	5,868,388
IVY Hill Middle Market Credit Fund XII Ltd. CLO, Ser. 12A, CI. A2AR, (3 Month TSFR +2.16%)	7.49	7/20/2033	340,000	[a,b]	323,412
IVY Hill Middle Market Credit Fund XVIII Ltd. CLO, Ser. 18A, Cl. A, (3 Month TSFR +1.76%)	7.11	4/22/2033	7,850,000	[a,b]	7,667,317
MCF IX Ltd. CLO, Ser. 2019-1A, Cl. A1R, (3 Month TSFR +1.50%)	6.81	7/17/2031	4,979,000	[a,b]	4,903,757

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Collateralized Loan Obligations Debt - 4.4% (continued)
MF1 Ltd. CLO, Ser. 2021-FL7, CI. AS, (1 Month TSFR +1.56%)	6.79	10/16/2036	6,578,500	[a,b]	6,442,725
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month SOFR +1.35%)	6.42	2/19/2037	3,435,500	[a,b]	3,399,136
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, CI. A, (3 Month TSFR +1.30%)	6.61	4/14/2035	5,680,688	[a,b]	5,616,860
Stratus Ltd. CLO, Ser. 2021-3A, CI. A, (3 Month TSFR +1.21%)	6.54	12/29/2029	3,198,913	[a,b]	3,184,856
VCP II Ltd. CLO, Ser. 2021-2A, Cl. A1, (3 Month TSFR +1.93%)	7.24	4/15/2031	12,500,000	[a,b]	12,409,375
Woodmont LP CLO, Ser. 2017-3A, Cl. BR, (3 Month TSFR +2.46%)	7.79	4/20/2032	3,500,500	[a,b]	3,358,493
				65,120,981
Commercial & Professional Services - 1.3%
Adani Ports & Special Economic Zone Ltd., Sr. Unscd. Notes	3.38	7/24/2024	5,305,000	[a,d]	5,126,877
Ashtead Capital, Inc., Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,289,801
Ashtead Capital, Inc., Gtd. Notes	4.25	11/1/2029	200,000	[a]	182,870
Ashtead Capital, Inc., Gtd. Notes	5.95	10/15/2033	2,656,000	[a]	2,651,608
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000		759,045
ERAC USA Finance LLC, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	2,738,311
ERAC USA Finance LLC, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,852,586
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	1,785,000	[d]	1,752,620
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	1,933,770
Triton Container International Ltd., Gtd. Notes	3.15	6/15/2031	1,146,000	[a]	883,120
				19,170,608
Commercial Mortgage Pass-Through Certificates - 1.1%
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR +1.21%)	6.44	8/15/2036	1,181,000	[a,b]	1,067,449
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,456,155
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	527,276
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	808,655
Imperial Fund Mortgage Trust, Ser.2023-NQM1, CI. A1	5.94	2/25/2068	1,403,077	[a]	1,388,663
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	1,267,833	[a]	1,135,087
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	4/25/2061	6,527,299	[a]	5,469,749

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Commercial Mortgage Pass-Through Certificates - 1.1% (continued)
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, (1 Month LIBOR +2.65%)	8.06	8/25/2025	125,000	[a,b]	124,068
The Prudential Home Mortgage Securities Company, Inc., Ser. 1994-A, Cl. 5B	6.73	4/28/2024	9	[a]	9
Towd Point Mortgage Trust, Ser. 2023-1, CI. A1	3.75	1/25/2063	1,146,708	[a]	1,053,945
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,323,525	[a]	1,302,129
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	209,513	[a]	202,745
				15,535,930
Consumer Discretionary - .9%
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	1,288,000	[a]	1,302,112
Caesars Entertainment, Inc., Sr. Unscd. Notes	8.13	7/1/2027	1,190,000	[a]	1,221,622
Sands China Ltd., Sr. Unscd. Notes	3.35	3/8/2029	200,000		172,299
Sands China Ltd., Sr. Unscd. Notes	4.88	6/18/2030	3,105,000		2,831,582
Warnermedia Holdings, Inc., Gtd. Notes	3.64	3/15/2025	3,155,000		3,050,532
Wynn Macau Ltd., Sr. Unscd. Notes	5.63	8/26/2028	5,288,000	[a]	4,700,218
				13,278,365
Consumer Staples - .1%
Newell Brands, Inc., Sr. Unscd. Notes	6.63	9/15/2029	892,000	[d]	892,704
Diversified Financials - 1.3%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	4,308,000		3,536,465
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	4,581,000		4,865,128
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	1,026,000		1,053,033
LSEGA Financing PLC, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,543,002
LSEGA Financing PLC, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,411,679
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	1,069,000		1,071,455
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	280,000		285,917
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	5,327,000		3,952,163
				19,718,842
Energy - 5.9%
Aker BP ASA, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	2,447,210
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Sr. Unscd. Notes	2.06	12/15/2026	2,337,000		2,118,693
BP Capital Markets PLC, Gtd. Notes	4.38	6/22/2025	4,510,000	[c]	4,353,954

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Energy - 5.9% (continued)
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	650,000		541,475
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	662,000	[a]	670,699
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	2,846,000	[a]	2,814,765
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	7.38	2/1/2031	227,000	[a]	226,628
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	3,236,000	[a]	3,145,834
DT Midstream, Inc., Sr. Scd. Notes	4.30	4/15/2032	2,982,000	[a]	2,624,348
Ecopetrol SA, Sr. Unscd. Notes	5.88	5/28/2045	525,000		378,450
Ecopetrol SA, Sr. Unscd. Notes	8.63	1/19/2029	1,681,000		1,732,691
EIG Pearl Holdings Sarl, Sr. Scd. Bonds	4.39	11/30/2046	5,110,000	[a]	3,997,527
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	1,954,000		1,981,782
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unscd. Notes	5.75	1/30/2028	3,086,000	[a]	3,007,616
Energean Israel Finance Ltd., Sr. Scd. Notes	4.50	3/30/2024	1,972,566	[a]	1,953,284
Energy Transfer LP, Jr. Sub. Notes, Ser. G	7.13	5/15/2030	1,004,000	[c]	884,324
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,532,222
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	225,000		219,686
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,443,028
Energy Transfer LP, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		934,399
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	2,616,000		1,851,061
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	4,261,000		3,258,094
Enterprise Products Operating LLC, Gtd. Notes	5.38	2/15/2078	64,000		53,875
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	230,000		215,848
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	6.75	1/15/2027	1,429,000	[a]	1,379,748
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	8.88	7/15/2028	2,078,000	[a]	2,126,833
Kinder Morgan, Inc., Gtd. Notes	7.75	1/15/2032	2,290,000		2,609,560
Kinder Morgan, Inc., Gtd. Notes	8.05	10/15/2030	238,000		266,375
Korea National Oil Corp., Sr. Unscd. Notes	1.75	4/18/2025	1,934,000	[a]	1,814,001
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000		822,258
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	168,000		160,764
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	535,000		439,327
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,040,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Energy - 5.9% (continued)
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	4,935,000		4,509,466
NGPL PipeCo LLC, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,180,665
NGPL PipeCo LLC, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,310,627
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	3,684,000		3,866,984
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000		796,149
Parkland Corp., Gtd. Notes	4.50	10/1/2029	4,508,000	[a]	3,982,251
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		529,268
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		148,146
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	1,595,000		1,482,707
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	1,136,000		1,091,768
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.50	3/1/2030	5,070,000		4,893,513
The Williams Companies, Inc., Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		159,449
The Williams Companies, Inc., Sr. Unscd. Notes	3.50	10/15/2051	4,115,000		2,867,062
The Williams Companies, Inc., Sr. Unscd. Notes	4.50	11/15/2023	980,000		975,972
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	920,000		964,706
Transcontinental Gas Pipe Line Co., Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,222,119
Valero Energy Corp., Sr. Unscd. Notes	4.00	6/1/2052	1,576,000		1,196,788
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	356,000		361,386
				86,586,048
Food Products - .9%
Bimbo Bakeries USA, Inc., Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	2,066,294
JBS USA, Gtd. Notes	3.63	1/15/2032	1,477,000	[a]	1,224,433
Kraft Heinz Foods Co., Gtd. Notes	5.50	6/1/2050	1,351,000		1,341,263
MARB BondCo PLC, Gtd. Bonds	3.95	1/29/2031	1,426,000	[a]	1,057,173
NBM US Holdings, Inc., Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,421,183
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		5,423,665
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		206,838
				12,740,849
Foreign Governmental - .3%
Hungary, Sr. Unscd. Notes	6.75	9/25/2052	790,000	[a]	828,168

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Foreign Governmental - .3% (continued)
Saudi, Sr. Unscd. Notes	5.50	10/25/2032	2,280,000	[a]	2,398,524
Ukraine, Sr. Unscd. Notes	7.25	3/15/2035	2,223,000	[a]	672,180
Ukraine, Sr. Unscd. Notes	7.38	9/25/2034	1,255,000	[a]	378,134
				4,277,006
Forest Products & Paper - .1%
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,301,285
Health Care - 2.0%
AbbVie, Inc., Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		1,819,797
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	693,000		697,774
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	1,659,000		1,665,189
Bayer US Finance II LLC, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	1,576,195
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,207,174
CVS Health Corp., Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,269,828
CVS Health Corp., Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		1,369,520
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	355,000		344,000
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	700,000		639,078
CVS Health Corp., Sr. Unscd. Notes	5.88	6/1/2053	437,000		443,613
HCA, Inc., Gtd. Notes	3.13	3/15/2027	851,000	[a]	785,099
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	358,875
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	1,894,000		1,947,613
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000	[d]	1,766,831
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	4,242,000		3,416,761
STERIS Irish FinCo Unlimited Co., Gtd. Notes	2.70	3/15/2031	1,724,000		1,442,762
Tenet Healthcare Corp., Sr. Scd. Notes	4.88	1/1/2026	1,446,000		1,400,943
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	5.13	5/9/2029	555,000		509,029
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		2,259,890
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		1,654,615
				28,574,586
Industrial - .7%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unscd. Notes	1.20	11/15/2025	3,470,000	[a]	3,114,640
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unscd. Notes	6.05	8/1/2028	2,416,000	[a]	2,424,470
Sydney Airport Finance Co., Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	67,245
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	4,831,000	[a]	4,522,725
				10,129,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Information Technology - .4%
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	795,000		809,816
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2050	2,710,000		1,928,116
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	516,000		495,242
Vmware, Inc., Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		2,868,283
				6,101,457
Insurance - 1.7%
Allianz SE, Jr. Sub. Bonds	3.20	10/30/2027	1,800,000	[a,c]	1,383,709
Allianz SE, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,c]	1,355,552
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		3,549,799
Jackson National Life Global Funding, Scd. Notes	1.75	1/12/2025	4,774,000	[a]	4,457,990
Massachusetts Mutual Life Insurance Co., Sub. Notes	4.90	4/1/2077	179,000	[a]	150,339
MetLife, Inc., Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	7,354,483
MetLife, Inc., Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		3,866,311
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	264,000		253,930
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,263,481
				24,635,594
Internet Software & Services - .4%
Cablevision Lightpath LLC, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	166,183
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	3,235,000		2,825,002
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	1,184,000		1,222,759
Prosus NV, Sr. Unscd. Notes	3.26	1/19/2027	1,820,000	[a]	1,648,622
				5,862,566
Materials - .4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes	6.00	6/15/2027	200,000	[a]	197,569
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a,d]	652,679
LABL, Inc., Sr. Scd. Notes	5.88	11/1/2028	1,240,000	[a]	1,133,389
Sealed Air Corp., Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[a]	3,306,892
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes	6.13	2/1/2028	175,000	[a]	174,372
				5,464,901
Media - .8%
AMC Networks, Inc., Gtd. Notes	4.25	2/15/2029	3,370,000		1,875,388
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,182,565

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Media - .8% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.75	4/1/2048	2,154,000		1,847,201
CSC Holdings LLC, Gtd. Notes	6.50	2/1/2029	1,724,000	[a]	1,466,063
CSC Holdings LLC, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	773,703
Univision Communications, Inc., Sr. Scd. Notes	8.00	8/15/2028	111,000	[a]	111,932
UPC Broadband Finco BV, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	3,993,532
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	397,000	[a]	326,116
				11,576,500
Metals & Mining - .4%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000		1,869,394
Arsenal AIC Parent LLC, Sr. Scd. Notes	8.00	10/1/2030	619,000	[a]	632,154
Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,029,125
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	1,975,000		2,105,542
				5,636,215
Municipal Securities - .5%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		4,428,826
California, GO (Build America Bonds)	7.55	4/1/2039	270,000		336,441
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,041,331
University of Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000		2,092,132
				7,898,730
Real Estate - 2.5%
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	566,000		528,533
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	2,412,000		2,414,628
Boston Properties LP, Sr. Unscd. Notes	3.80	2/1/2024	1,932,000		1,894,825
Brixmor Operating Partnership LP, Sr. Unscd. Notes	3.85	2/1/2025	1,158,000		1,114,599
Crown Castle, Inc., Sr. Unscd. Notes	1.05	7/15/2026	7,410,000		6,530,433
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000		1,247,346
Extra Space Storage LP, Gtd. Notes	3.90	4/1/2029	871,000		803,603
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	860,000		865,418
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.25	1/15/2032	1,100,000		899,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Real Estate - 2.5% (continued)
Iron Mountain, Inc., Gtd. Notes	4.88	9/15/2029	968,000	[a]	874,026
Iron Mountain, Inc., Gtd. Notes	5.00	7/15/2028	312,000	[a]	289,218
Iron Mountain, Inc., Gtd. Notes	7.00	2/15/2029	2,640,000	[a]	2,651,458
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	2,170,000		1,687,246
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[a]	2,581,959
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	8,414,592
Simon Property Group LP, Sr. Unscd. Notes	5.85	3/8/2053	1,185,000		1,198,850
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes	3.50	2/15/2025	2,785,000	[a]	2,676,886
WEA Finance LLC, Gtd. Notes	4.63	9/20/2048	148,000	[a]	100,205
				36,772,854
Retailing - .7%
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000		2,102,518
Lowe's Cos., Inc., Sr. Unscd. Notes	5.63	4/15/2053	5,205,000		5,177,275
Macy's Retail Holdings LLC, Gtd. Notes	5.88	3/15/2030	2,230,000	[a]	2,016,032
Macy's Retail Holdings LLC, Gtd. Notes	6.13	3/15/2032	500,000	[a]	446,671
Murphy Oil USA, Inc., Gtd. Notes	3.75	2/15/2031	643,000	[a]	546,325
				10,288,821
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc., Gtd. Notes	3.75	2/15/2051	1,103,000	[a]	806,308
Broadcom, Inc., Gtd. Notes	4.15	11/15/2030	2,922,000		2,687,959
Broadcom, Inc., Sr. Unscd. Notes	3.42	4/15/2033	4,115,000	[a]	3,444,211
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	4,904,533
Broadcom, Inc., Sr. Unscd. Notes	4.93	5/15/2037	3,960,000	[a]	3,601,198
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	395,000		399,754
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	260,000		265,298
Micron Technology, Inc., Sr. Unscd. Notes	2.70	4/15/2032	1,175,000		932,718
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	6,525,000		4,763,732
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	1,708,000		1,613,476
				23,419,187
Technology Hardware & Equipment - .4%
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	3,797,000	[a]	2,545,524
Dell International LLC/EMC Corp., Sr. Unscd. Notes	5.85	7/15/2025	1,233,000		1,239,402
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	660,000		669,363

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Technology Hardware & Equipment - .4% (continued)
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	550,000		690,642
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,104,000		962,166
				6,107,097
Telecommunication Services - 1.2%
AT&T, Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		978,979
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	11,481,000		7,732,215
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,078,568
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	152,202
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	1,010,000		876,680
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	2,093,000		1,803,764
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	533,000		526,722
Verizon Communications, Inc., Sr. Unscd. Notes	2.55	3/21/2031	3,008,000		2,498,488
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		1,906,341
				17,553,959
Transportation - .2%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	3,142,000		2,750,641
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	98,000		77,910
				2,828,551
U.S. Government Agencies Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	5,059,294	[e]	4,408,496
Government National Mortgage Association, Ser. 2023-19, Cl. WB	5.70	11/20/2051	1,746,522		1,779,069
				6,187,565
U.S. Government Agencies Mortgage-Backed - 26.1%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-3/1/2051			11,495,643	[e]	9,386,629
2.50%, 7/1/2050-6/1/2051			30,811,487	[e]	26,297,341
3.00%, 9/1/2047-5/1/2050			16,150,499	[e]	14,339,000
3.50%, 8/1/2046			3,717,028	[e]	3,443,315
4.50%, 6/1/2052-10/1/2052			9,315,149	[e]	8,950,709
5.00%, 9/1/2052			5,680,033	[e]	5,634,250
5.50%, 9/1/2052-11/1/2052			8,009,578	[e]	8,098,572
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			19,201,653	[e]	16,005,184
2.00%, 3/1/2036-9/1/2050			19,830,965	[e]	17,063,911
2.50%, 5/1/2037-4/1/2052			46,518,558	[e]	40,058,756

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Government Agencies Mortgage-Backed - 26.1% (continued)
3.00%, 10/1/2030-8/1/2051			83,847,378	[e]	74,960,890
3.50%, 11/1/2042-6/1/2052			46,355,065	[e]	42,468,512
4.00%, 5/1/2052-7/1/2052			41,354,558	[e]	38,931,575
4.50%, 3/1/2038-7/1/2052			30,073,532	[e]	29,168,676
5.00%, 7/1/2052-9/1/2052			19,332,877	[e]	18,956,950
5.50%, 11/1/2052			5,201,896	[e]	5,191,205
Government National Mortgage Association II:
2.00%, 10/20/2050			7,855,539		6,523,246
2.50%, 11/20/2046-10/20/2050			10,092,360		8,772,306
3.00%, 8/20/2046-12/20/2048			6,040,694		5,461,377
4.00%, 1/20/2048			763,571		730,671
4.50%, 7/20/2048			1,439,443		1,400,991
				381,844,066
U.S. Treasury Securities - 18.2%
U.S. Treasury Bonds	1.25	5/15/2050	4,477,000		2,442,326
U.S. Treasury Bonds	1.38	8/15/2050	26,378,100		14,872,199
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		3,824,403
U.S. Treasury Bonds	1.75	8/15/2041	7,308,500		5,041,438
U.S. Treasury Bonds	1.88	11/15/2051	9,797,000		6,271,993
U.S. Treasury Bonds	2.25	2/15/2052	4,883,400		3,427,250
U.S. Treasury Bonds	2.88	5/15/2052	4,520,000		3,641,248
U.S. Treasury Bonds	3.13	2/15/2042	30,618,300		26,414,264
U.S. Treasury Bonds	3.63	2/15/2053	800,000		746,375
U.S. Treasury Bonds	3.88	2/15/2043	23,203,300		22,173,654
U.S. Treasury Bonds	3.88	5/15/2043	8,675,000	[d]	8,294,113
U.S. Treasury Bonds	4.00	11/15/2052	825,300		824,784
U.S. Treasury Bonds	4.00	11/15/2042	4,983,000		4,854,532
U.S. Treasury Bonds	6.25	8/15/2023	4,500,000		4,501,114
U.S. Treasury Notes	0.13	8/15/2023	4,000,000		3,991,772
U.S. Treasury Notes	0.63	12/31/2027	43,809,800		37,477,915
U.S. Treasury Notes	1.75	3/15/2025	550,000		521,576
U.S. Treasury Notes	2.00	2/15/2025	8,530,800		8,137,583
U.S. Treasury Notes	2.75	8/15/2032	977,800		887,926
U.S. Treasury Notes	3.13	8/31/2027	3,214,000		3,073,827
U.S. Treasury Notes	3.38	5/15/2033	2,388,500	[d]	2,278,592
U.S. Treasury Notes	3.50	2/15/2033	9,714,600		9,364,723
U.S. Treasury Notes	3.63	3/31/2028	1,022,000		996,909
U.S. Treasury Notes	3.63	3/31/2030	2,887,000		2,807,946
U.S. Treasury Notes	3.63	5/31/2028	17,564,100		17,146,267
U.S. Treasury Notes	3.75	5/31/2030	13,950,000		13,673,180
U.S. Treasury Notes	3.88	11/30/2029	2,656,700		2,620,118
U.S. Treasury Notes	4.00	6/30/2028	1,959,000		1,943,389

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
U.S. Treasury Securities - 18.2% (continued)
U.S. Treasury Notes	4.00	2/29/2028	16,487,600		16,342,045
U.S. Treasury Notes	4.00	2/28/2030	998,800		992,636
U.S. Treasury Notes	4.25	9/30/2024	3,065,000		3,028,005
U.S. Treasury Notes	4.25	5/31/2025	33,800,000	[d]	33,376,840
				265,990,942
Utilities - 4.6%
AES Andes SA, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,546,497
AES Panama Generation Holdings Srl, Sr. Scd. Notes	4.38	5/31/2030	2,013,808	[a]	1,749,969
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,430,648
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		3,403,985
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		4,151,603
Black Hills Corp., Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,297,915
Black Hills Corp., Sr. Unscd. Notes	4.25	11/30/2023	100,000		99,396
CenterPoint Energy Houston Electric LLC, Mortgage Bonds	5.30	4/1/2053	358,000		364,869
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000		916,128
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		1,424,406
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000		2,806,981
Duke Energy Carolinas LLC, First Mortgage Bonds	3.95	11/15/2028	4,445,000		4,250,450
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	355,000		329,415
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	4,550,000		4,140,440
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[c]	3,884,758
EDP Finance BV, Gtd. Notes	6.30	10/11/2027	363,000	[a]	374,999
Electricite de France SA, Jr. Sub. Notes	9.13	3/15/2033	1,272,000	[a,c]	1,340,370
Electricite de France SA, Sr. Unscd. Notes	5.70	5/23/2028	583,000	[a]	587,357
Electricite de France SA, Sr. Unscd. Notes	6.90	5/23/2053	1,361,000	[a]	1,435,633
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	820,000	[a]	861,893
Enel Finance International NV, Gtd. Notes	7.50	10/14/2032	871,000	[a]	972,958
Evergy Metro, Inc., Sr. Scd. Notes	4.20	6/15/2047	167,000		136,994
Exelon Corp., Sr. Unscd. Notes	3.40	4/15/2026	91,000		86,833
Exelon Corp., Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		5,459,476
FirstEnergy Corp., Sr. Unscd. Notes, Ser. C	5.10	7/15/2047	1,379,000		1,251,718

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.0% (continued)
Utilities - 4.6% (continued)
Indiana Michigan Power Co., Sr. Unscd. Notes	5.63	4/1/2053	260,000		269,906
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000		1,655,126
Jersey Central Power & Light Co., Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,494,747
Light Servicos de Eletricidade SA/Light Energia SA, Gtd. Notes	4.38	6/18/2026	4,082,000	[a]	1,847,105
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,174,360
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,173,199
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	337,000		337,795
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,777,480
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	2,598,000		1,685,562
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		2,976,366
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000		1,475,384
Rochester Gas & Electric Corp., First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	1,821,756
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		591,847
Southern Co. Gas Capital Corp., Gtd. Notes	3.95	10/1/2046	98,000		75,203
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	211,000		174,838
				66,836,365
Total Bonds and Notes (cost $1,582,223,676)			1,448,098,057
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $21,221,092)	5.38		21,221,092	[f]	21,221,092

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,492,401)	5.38		14,492,401	[f]	14,492,401
Total Investments (cost $1,617,937,169)			101.5%	1,483,811,550
Liabilities, Less Cash and Receivables			(1.5%)	(21,693,698)

Net Assets	100.0%	1,462,117,852

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $344,194,628 or 23.54% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $47,141,593 and the value of the collateral was $48,452,483, consisting of cash collateral of $14,492,401 and U.S. Government & Agency securities valued at $33,960,082. In addition, the value of collateral may include pending sales that are also on loan.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	254	9/29/2023	51,836,019	51,569,938	(266,081)
U.S. Treasury 5 Year Notes	733	9/29/2023	79,249,370	78,299,287	(950,083)
U.S. Treasury Long Bond	311	9/20/2023	39,522,360	38,700,063	(822,297)
U.S. Treasury Ultra Long Bond	24	9/20/2023	3,238,546	3,173,250	(65,296)
Futures Short
U.S. Treasury 10 Year Notes	85	9/20/2023	9,529,021	9,469,531	59,490
Ultra 10 Year U.S. Treasury Notes	451	9/20/2023	53,918,989	52,759,955	1,159,034
Gross Unrealized Appreciation				1,218,524
Gross Unrealized Depreciation				(2,103,757)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	61,029,895	-	61,029,895
Collateralized Loan Obligations	-	65,120,981	-	65,120,981
Commercial Mortgage-Backed	-	15,535,930	-	15,535,930
Corporate Bonds	-	640,212,942	-	640,212,942
Foreign Governmental	-	4,277,006	-	4,277,006
Investment Companies	35,713,493	-	-	35,713,493
Municipal Securities	-	7,898,730	-	7,898,730
U.S. Government Agencies Collateralized Mortgage Obligations	-	6,187,565	-	6,187,565
U.S. Government Agencies Mortgage-Backed	-	381,844,066	-	381,844,066
U.S. Treasury Securities	-	265,990,942	-	265,990,942
Other Financial Instruments:
Futures††	1,218,524	-	-	1,218,524
Liabilities ($)
Other Financial Instruments:
Futures††	(2,103,757)	-	-	(2,103,757)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2023, accumulated net unrealized depreciation on investments was $135,010,852, consisting of $5,390,745 gross unrealized appreciation and $140,401,597 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.